Revenue - Additional Information (Detail) - Transferred at Point in Time [Member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Testing Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0.4	$ 0.0	$ 0.0
Pharmaceutical Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	0.5	0.0	0.0
Other Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0.6
Professional Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax		$ 0.0	$ 0.0